TAXES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2015
Tax Disclosure [Abstract]
Tabular Disclosure Of Taxes Payable During Period [Table Text Block]
Taxes payable consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Enterprise income tax payable	$437	$493
Individual income tax	511	540
Other taxes payable	603	240
Total	$1,551	$1,273